Net Loss Per Share - Calculation of Basic and Diluted Net Loss Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Net loss per share from continuing operations-basic:
Net loss from continuing operations available to common stockholders									$ (263)	$ (110)	$ (200)
Weighted average shares outstanding-basic									212	212	212
Net loss per share from continuing operations-basic									$ (1.24)	$ (0.52)	$ (0.94)
Net loss per share from continuing operations-diluted:
Net loss from continuing operations used for diluted net earnings per share calculation									$ (263)	$ (110)	$ (200)
Weighted average shares outstanding-basic									212	212	212
Dilutive impact of options and restricted stock outstanding
Weighted average shares outstanding-diluted	212	214	212	212	212	213	214	213	212	212	212
Net loss per share from continuing operations-diluted	$ (0.82)	$ (0.07)	$ (0.26)				$ (0.08)		$ (1.24)	$ (0.52)	$ (0.94)